Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE M – SUBSEQUENT EVENTS

Health Discovery Corporation License Agreement

On January 6, 2012, we entered into a Master License Agreement (the "License Agreement") with Health Discovery Corporation, a Georgia corporation ("HDC"). Pursuant to the terms of the License Agreement, we were granted an exclusive worldwide license to HDC's "Licensed Patents" and "Licensed Know-How" (as defined in the License Agreement) to, among other things, use, develop, make, have made, sell, offer to sell, modify, and commercially exploit "Licensed Uses" (as defined in the License Agreement) and "Licensed Products" (as defined in the License Agreement), in the fields of laboratory testing, molecular diagnostics, clinical pathology, anatomic pathology and digital image analysis (excluding non-pathology-related radiologic and photographic image analysis) relating to the development, marketing production or sale of any "Laboratory Developed Tests" or LDTs (as defined in the License Agreement) or other products used for diagnosing, ruling out, predicting a response to treatment, and/or monitoring treatment of any or all hematopoietic and solid tumor cancers excluding cancers affecting the retina and breast cancer (collectively with certain other qualifications as defined in the License Agreement, the "Field" or "Field of Use").

The License Agreement allows us, among other things, to develop and sell, without limitation, any gene, gene-product or protein-based LDTs using HDC's technology in the Field and provides for sublicensing rights and the assignment of the License Agreement, in whole or in part, in our sole discretion. The License Agreement further provides us with access to certain HDC personnel and consulting resources in the fields of mathematics and in genetic and molecular test development. The Licensed Know-How also includes, among other things, certain tests, algorithms and computer software which have already been developed by HDC.

We have agreed to use our best efforts to commercialize certain products within one year of the date of the License Agreement, subject to two one-year extensions per product if needed, including a LDTs for prostate, colon and pancreatic cancer and software to automate the interpretation of cytogenetics and flow cytometry (collectively, the "Initial Licensed Products").

If we have not generated $5.0 million of net revenue from products, services and sublicensing arrangements pursuant to the License Agreement within five years of the effective date, HDC may, at its option, revoke the exclusivity with respect to any one or more of the Initial Licensed Products, subject to certain conditions.

Upon the execution of the License Agreement, we paid HDC $1,000,000 in cash and issued to HDC 1,360,000 shares of our common stock which had a market value of $1,945,000 using the closing price of $1.43 per share for the Company's common stock on the OTCQB Market on January 6, 2012.

In addition, the License Agreement provides for milestone payments to HDC, in cash or stock, based on sublicensing revenue and revenue generated from products developed as a result of the License Agreement. Milestone payments are in increments of $500,000 for every $2,000,000 in GAAP revenue recognized by us up to a total of $5,000,000 in potential milestone payments. After $20,000,000 in cumulative GAAP revenue has been recognized by us, HDC will receive a royalty of (i) 6.5% (subject to adjustment under certain circumstances) of Net Revenue (as defined in the License Agreement) generated from all Licensed Uses except for the cytogenetics and flow cytometry interpretation system and (ii) a royalty of 50% of Net Revenue (after the recoupment of certain development and commercialization costs) that we derive from any sublicensing arrangements for the cytogenetics and flow cytometry interpretation system.

Unless sooner terminated pursuant to its terms, the License Agreement will remain in effect until the expiration of the last of the patents licensed under the License Agreement and the license for certain products related to a specific patent will extend for an additional one year after the expiration of such patent.

Dr. Maher Albitar Agreement

On January 6, 2012, we contracted for the services of Dr. Albitar on a full-time basis in connection with his appointment as Chief Medical Officer. As a result of the State of California's regulations against the corporate practice of medicine, Dr. Albitar was engaged as an independent contractor through Albitar Oncology Consulting, LLC, a company previously formed by Dr. Albitar in which he is the sole member and physician-employee (the "Medical Group"). On January 6, 2012, we entered into a Medical Services Agreement (the "Services Agreement") with the Medical Group and a letter agreement (the "Letter Agreement") with Dr. Albitar with respect to his appointment as Chief Medical Officer and Director of Research and Development.

The Services Agreement provides, among other things, that we have engaged the Medical Group to provide and that Medical Group has employed Dr. Albitar to provide certain specified services to us on a full-time basis. The Services Agreement further provides that we will perform administrative, non-physician services for the daily support of the business operations of the Medical Group's practice including all billing and collection activities. The Services Agreement provides that Dr. Albitar's we will pay cash compensation of $425,000 per annum to the Medical Group and a bonus targeted at 25% of the base compensation if certain performance thresholds are met. Pursuant to the Letter Agreement, Dr. Albitar was granted an option (the "Option") to purchase 250,000 shares of the Company's common stock at an exercise price per share of $1.43, which was the closing price per share on the last trading day prior to his start date. The Option has a five year term and 25% of the Option vests each year on the first four anniversaries of his start date. The Option also fully vests upon a change of control of the Company.

Dr. Albitar was also granted a warrant (the "Warrant") to purchase up to 200,000 shares of the Company's common stock at an exercise price of $1.43 per share. Such Warrant has a five year term and vest in accordance with certain specified performance criteria. In the event of a change of control of the Company in which the consideration payable to common stockholders of the Company has a deemed value of at least $4.00 per share, any unvested portion of the Warrant will immediately vest in full.

Internal Revenue Service Audit

During January 2012, the Internal Revenue Service notified us that they were going to conduct an audit of our tax returns for the years ended December 31, 2010 and 2009, respectively. We are in the preliminary phase of these audits and have no information as to the overall impact of this audit.

SunTrust Restricted Cash

On January 26, 2012, SunTrust Bank agreed to release an additional $200,000 of restricted cash to us as a result of decreases in the lease balance.

Douglas VanOort Stock Option Grant

On February 14, 2012, our Board of Directors granted 800,000 supplemental non-qualified stock options to our CEO, Douglas M.VanOort. These options have a five year term, an exercise price of $1.71 per share, and vest according to the passage of time with 200,000 options vesting each year on each of the first four anniversaries of the grant date. In the event of a change of control of the Company in which the consideration payable to common stockholders has a deemed value of at least $4.00 per share, any unvested portion of the options shall vest in full. These options are supplemental options and were made outside of our Amended and Restated Equity Incentive Plan.

Power3 Medical Products Intellectual Property

In April 2007, we entered into an agreement with Power3 Medical Products, Inc., ("Power3"), an early stage company engaged in the discovery, development, and commercialization of protein biomarkers, regarding the formation of a joint venture contract research organization. As part of the agreement, we provided $200,000 of working capital to Power3 by purchasing a 6% convertible debenture, due April 17, 2009 (the "Debenture"). During the year-ended December 31, 2008 we booked an impairment charge against the full value of our investment in the Power3 Debenture due to the uncertainty of its collectability. In April 2009, we notified Power3 that it was in default of its obligations under the Debenture for failing to pay interest on the Debenture since September 2008 and for failing to pay principal when due.

In March 2010, we filed a complaint in the New York State Supreme Court in New York County to recover the principal, interest and other fees and expenses due and owing to us. In December 2010, the Supreme Court of the State of New York issued a judgment against Power3 in favor of NeoGenomics in the amount of $241,127. In September 2011, we intervened in an existing court-appointed Receivership against Power3 in the District Court of Harris County, Texas.

On February 23, 2012, the Receiver held an auction of Power3's assets pursuant to a court order. At such auction, we credit bid our entire judgment amount for certain intellectual property assets of Power3, which included pending patents related to certain protein biomarkers which may be useful in the diagnosis of breast cancer and neurodegenerative disease. The Receiver in this action accepted our bid and gave Power3 until March 7, 2012 to pay off our judgment in full. On March 7, 2012 the judgment was not paid and ownership of nineteen pending patents and one issued patent was transferred to NeoGenomics.